Segmented Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segmented Information
Segmented Information

The company identifies its operating segments by operating company, consistent with its management structure. Certain of the operating segments have been aggregated into reporting segments that are categorized by type of business as described below. The accounting policies of the reporting segments are the same as those described in note 3. Prices for inter-segment transactions are set at arm's length. Geographic premiums are determined by the domicile of the operating companies and where the primary underlying insurance risk resides.

Insurance and Reinsurance
Northbridge - A national commercial property and casualty insurer in Canada providing property and casualty insurance products through its Northbridge Insurance and Federated subsidiaries.

Odyssey Group - A U.S.-based reinsurer that provides a full range of property and casualty products worldwide, and that underwrites specialty insurance, primarily in the U.S. and in the U.K., both directly and through the Lloyd's market in London.
Crum & Forster - A national commercial property and casualty insurer in the U.S. that principally underwrites specialty coverages.

Zenith National - An insurer primarily engaged in workers' compensation business in the U.S.

Brit - A market-leading global Lloyd's of London specialty insurer and reinsurer.
Allied World - A global property, casualty and specialty insurer and reinsurer with a presence at Lloyd's.
Fairfax Asia - This reporting segment includes the company's operations that underwrite insurance and reinsurance coverages in Hong Kong (Falcon), Malaysia (Pacific Insurance), Indonesia (AMAG Insurance) and Sri Lanka (Fairfirst Insurance). Fairfax Asia also includes the company's equity accounted interests in Vietnam-based BIC Insurance (35.0%) and Thailand-based Falcon Thailand (41.2%).

Insurance and Reinsurance - Other - This reporting segment is comprised of Group Re, Bryte Insurance, Advent, Fairfax Latin America and Fairfax Central and Eastern Europe ("Fairfax CEE"). Group Re primarily constitutes the participation of the company's Barbados based reinsurance subsidiaries CRC Re, Wentworth and Connemara (established in 2019) in the reinsurance of Fairfax’s subsidiaries by quota share or through participation in those subsidiaries’ third party reinsurance programs on the same terms as third party reinsurers. Group Re also writes third party business. Bryte Insurance is an established property and casualty insurer in South Africa and Botswana. Advent is a specialty property reinsurance and insurance company that operated through Syndicate 780 at Lloyd’s. During 2018 Advent transferred certain classes of its business to Brit, Allied World and Newline with the remainder of Advent Syndicate 780 placed into run-off. Advent is reported in the Run-off reporting segment effective January 1, 2019. Fairfax Latin America is comprised of Fairfax Brasil, which writes commercial property and casualty insurance in Brazil, and Fairfax Latam, consisting of property and casualty insurance operations in Argentina, Chile, Colombia and Uruguay. Fairfax CEE is comprised of Polish Re, which writes reinsurance in Central and Eastern Europe, Colonnade Insurance, a Luxembourg property and casualty insurer with branches in each of the Czech Republic, Hungary, Slovakia, Poland, Bulgaria and Romania and an insurance subsidiary in Ukraine, and Fairfax Ukraine which comprises ARX Insurance (acquired February 14, 2019) and Universalna (acquired November 6, 2019), both property and casualty insurers in Ukraine.

Run-off
This reporting segment is comprised of European Run-off, which principally consists of RiverStone (UK), Advent (effective January 1, 2019), Syndicate 3500 at Lloyd's (managed by RiverStone Managing Agency Limited) and TIG Insurance (Barbados) Limited, and U.S. Run-off, which includes TIG Insurance Company. On December 20, 2019 the company entered into an agreement to contribute European Run-off to a joint venture with OMERS, resulting in the assets and liabilities of European Run-off being classified as held for sale on the company's consolidated balance sheet at December 31, 2019 (note 23).

Non-insurance companies
This reporting segment is comprised as follows:
Restaurants and retail - Comprised of Recipe and its subsidiaries The Keg, St-Hubert, Pickle Barrel and Original Joe's, Toys "R" Us Canada (acquired on May 31, 2018), Praktiker, Golf Town, Sporting Life, Kitchen Stuff Plus and William Ashley.
Fairfax India - Comprised of Fairfax India and its subsidiaries NCML, Fairchem and Saurashtra Freight.
Thomas Cook India - Comprised of Thomas Cook India and its subsidiaries Sterling Resorts and Quess (deconsolidated on March 1, 2018).
Other - Comprised primarily of AGT (acquired on April 17, 2019), Dexterra (acquired on March 7, 2018), Grivalia Properties (deconsolidated on May 17, 2019), Fairfax Africa and its subsidiary CIG (consolidated January 4, 2019), Mosaic Capital, Boat Rocker, Pethealth and Rouge Media.

Corporate and Other
Corporate and Other includes the parent entity (Fairfax Financial Holdings Limited), its subsidiary intermediate holding companies and Hamblin Watsa, an investment management company.
Sources of Earnings by Reporting Segment
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2019

Insurance and Reinsurance
Northbridge		Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies	Run-off	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,513.6	3,742.8	2,805.0	732.7	2,245.4	3,809.3	439.3	1,616.7	16,904.8	606.4	—	—	—	17,511.2
Intercompany	7.9	73.2	22.8	—	48.1	51.0	(1.0)	94.2	296.2	3.2	—	—	(299.4)	—
	1,521.5	3,816.0	2,827.8	732.7	2,293.5	3,860.3	438.3	1,710.9	17,201.0	609.6	—	—	(299.4)	17,511.2
Net premiums written	1,350.3	3,393.8	2,331.5	720.8	1,656.2	2,428.9	231.2	1,148.4	13,261.1	574.5	—	—	—	13,835.6
Net premiums earned
External	1,247.3	3,162.2	2,234.4	737.3	1,608.1	2,345.9	228.2	981.3	12,544.7	685.0	—	—	—	13,229.7
Intercompany	(7.0)	17.0	(40.6)	(2.3)	33.8	(10.5)	(13.0)	65.5	42.9	(42.9)	—	—	—	—
	1,240.3	3,179.2	2,193.8	735.0	1,641.9	2,335.4	215.2	1,046.8	12,587.6	642.1	—	—	—	13,229.7
Underwriting expenses(1)	(1,193.6)	(3,089.3)	(2,142.0)	(626.2)	(1,590.8)	(2,277.7)	(208.8)	(1,064.7)	(12,193.1)	(906.3)	—	—	—	(13,099.4)
Underwriting profit (loss)	46.7	89.9	51.8	108.8	51.1	57.7	6.4	(17.9)	394.5	(264.2)	—	—	—	130.3
Interest income	65.9	189.5	93.6	36.7	82.0	165.6	16.9	66.8	717.0	60.5	24.5	33.7	(9.4)	826.3
Dividends	10.4	17.5	7.0	4.0	3.0	16.7	8.6	3.6	70.8	9.5	11.8	1.6	—	93.7
Investment expenses	(11.3)	(31.1)	(14.7)	(7.6)	(11.5)	(33.4)	(7.8)	(13.4)	(130.8)	(14.2)	(89.0)	(2.4)	196.6	(39.8)
Interest and dividends	65.0	175.9	85.9	33.1	73.5	148.9	17.7	57.0	657.0	55.8	(52.7)	32.9	187.2	880.2
Share of profit (loss) of associates	1.1	55.1	19.1	(16.4)	(2.4)	13.3	(0.1)	(13.7)	56.0	(6.3)	(45.2)	165.1	—	169.6
Other
Revenue	—	—	—	—	—	—	—	—	—	—	5,537.1	—	—	5,537.1
Expenses	—	—	—	—	—	—	—	—	—	—	(5,441.6)	—	8.4	(5,433.2)
	—	—	—	—	—	—	—	—	—	—	95.5	—	8.4	103.9
Operating income (loss)	112.8	320.9	156.8	125.5	122.2	219.9	24.0	25.4	1,107.5	(214.7)	(2.4)	198.0	195.6	1,284.0
Net gains on investments	0.5	149.5	75.2	22.5	62.1	210.2	632.3	106.2	1,258.5	168.2	72.6	216.9	—	1,716.2
Loss on repurchase of long term debt (note 15)	—	—	—	—	—	—	—	—	—	—	—	(23.7)	—	(23.7)
Interest expense	(1.5)	(7.8)	(5.3)	(3.9)	(19.1)	(29.1)	(0.4)	(1.9)	(69.0)	(7.0)	(184.9)	(212.1)	1.0	(472.0)
Corporate overhead	(5.7)	(10.7)	(20.5)	(8.5)	(9.2)	(59.7)	(9.8)	(0.6)	(124.7)	0.4	—	49.1	(196.6)	(271.8)
Pre-tax income (loss)	106.1	451.9	206.2	135.6	156.0	341.3	646.1	129.1	2,172.3	(53.1)	(114.7)	228.2	—	2,232.7
Provision for income taxes														(261.5)
Net earnings														1,971.2

Attributable to:
Shareholders of Fairfax														2,004.1
Non-controlling interests														(32.9)
														1,971.2

(1)
Underwriting expenses for the year ended December 31, 2019 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	851.9	2,383.6	1,387.4	423.4	961.0	1,585.8	151.3	678.8	8,423.2
Commissions	204.1	629.9	350.8	80.1	444.6	256.2	29.1	187.5	2,182.3
Premium acquisition costs and other underwriting expenses	204.7	305.4	410.0	204.8	231.7	403.7	56.7	250.4	2,067.4
Underwriting expenses - accident year	1,260.7	3,318.9	2,148.2	708.3	1,637.3	2,245.7	237.1	1,116.7	12,672.9
Net (favourable) adverse claims reserve development	(67.1)	(229.6)	(6.2)	(82.1)	(46.5)	32.0	(28.3)	(52.0)	(479.8)
Underwriting expenses - calendar year	1,193.6	3,089.3	2,142.0	626.2	1,590.8	2,277.7	208.8	1,064.7	12,193.1

2018

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies	Run-off	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,316.0	3,269.4	2,305.7	800.3	2,221.3	3,355.2	384.5	1,725.2	15,377.6	150.7	—	—	—	15,528.3
Intercompany	6.0	59.2	57.4	—	17.8	13.7	1.1	67.7	222.9	268.2	—	—	(491.1)	—
	1,322.0	3,328.6	2,363.1	800.3	2,239.1	3,368.9	385.6	1,792.9	15,600.5	418.9	—	—	(491.1)	15,528.3
Net premiums written	1,173.6	2,897.8	1,977.8	789.2	1,494.2	2,368.8	191.9	1,124.2	12,017.5	413.5	—	—	—	12,431.0
Net premiums earned
External	1,125.4	2,736.4	1,939.6	806.6	1,645.8	2,318.3	195.6	1,141.2	11,908.9	157.1	—	—	—	12,066.0
Intercompany	(6.2)	19.0	21.3	(2.3)	(166.1)	(31.5)	(6.1)	(75.6)	(247.5)	247.5	—	—	—	—
	1,119.2	2,755.4	1,960.9	804.3	1,479.7	2,286.8	189.5	1,065.6	11,661.4	404.6	—	—	—	12,066.0
Underwriting expenses(1)	(1,072.2)	(2,574.3)	(1,928.3)	(664.1)	(1,556.7)	(2,243.9)	(189.1)	(1,114.5)	(11,343.1)	(647.0)	—	—	—	(11,990.1)
Underwriting profit (loss)	47.0	181.1	32.6	140.2	(77.0)	42.9	0.4	(48.9)	318.3	(242.4)	—	—	—	75.9
Interest income	72.2	155.5	73.2	36.9	64.5	140.6	16.4	61.7	621.0	45.3	43.4	39.8	(5.6)	743.9
Dividends	10.2	15.6	4.9	3.5	3.6	11.3	7.8	3.5	60.4	9.8	10.0	1.3	—	81.5
Investment expenses	(15.4)	(31.2)	(13.5)	(8.1)	(12.8)	(34.7)	(3.1)	(18.5)	(137.3)	(11.4)	(40.6)	(3.3)	150.7	(41.9)
Interest and dividends	67.0	139.9	64.6	32.3	55.3	117.2	21.1	46.7	544.1	43.7	12.8	37.8	145.1	783.5
Share of profit (loss) of associates	6.3	65.8	4.1	4.4	5.3	(3.8)	(5.1)	16.7	93.7	0.8	109.4	17.2	—	221.1
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,434.2	—	—	4,434.2
Expenses	—	—	—	—	—	—	—	—	—	—	(4,176.1)	—	5.6	(4,170.5)
	—	—	—	—	—	—	—	—	—	—	258.1	—	5.6	263.7
Operating income (loss)	120.3	386.8	101.3	176.9	(16.4)	156.3	16.4	14.5	956.1	(197.9)	380.3	55.0	150.7	1,344.2
Net gains (losses) on investments	(55.6)	(111.4)	(144.2)	(57.6)	(63.1)	(66.9)	(71.7)	45.8	(524.7)	(107.6)	900.4	(15.2)	—	252.9
Loss on repurchase of long term debt (note 15)	—	—	—	—	—	—	—	—	—	—	—	(58.9)	—	(58.9)
Interest expense	—	(4.1)	(2.2)	(3.3)	(14.2)	(26.2)	—	(5.6)	(55.6)	—	(94.1)	(197.4)	—	(347.1)
Corporate overhead	(6.6)	(23.3)	(24.1)	(8.2)	(14.0)	(67.6)	(10.3)	(21.9)	(176.0)	—	—	(2.3)	(150.7)	(329.0)
Pre-tax income (loss)	58.1	248.0	(69.2)	107.8	(107.7)	(4.4)	(65.6)	32.8	199.8	(305.5)	1,186.6	(218.8)	—	862.1
Provision for income taxes														(44.2)
Net earnings														817.9

Attributable to:
Shareholders of Fairfax														376.0
Non-controlling interests														441.9
														817.9

(1)
Underwriting expenses for the year ended December 31, 2018 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	802.7	2,061.5	1,244.7	453.4	982.6	1,739.9	138.0	687.4	8,110.2
Commissions	184.5	588.7	304.2	84.2	456.8	207.8	19.9	177.6	2,023.7
Premium acquisition costs and other underwriting expenses	191.7	269.8	383.3	211.8	216.6	392.8	55.6	276.6	1,998.2
Underwriting expenses - accident year	1,178.9	2,920.0	1,932.2	749.4	1,656.0	2,340.5	213.5	1,141.6	12,132.1
Net favourable claims reserve development	(106.7)	(345.7)	(3.9)	(85.3)	(99.3)	(96.6)	(24.4)	(27.1)	(789.0)
Underwriting expenses - calendar year	1,072.2	2,574.3	1,928.3	664.1	1,556.7	2,243.9	189.1	1,114.5	11,343.1

Investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities
Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment were as follows:

	Investments in associates			Additions to goodwill		Segment assets			Segment liabilities
	2019		2018	2019	2018	2019		2018	2019		2018
Insurance and Reinsurance
Northbridge	195.4		136.9	—	—	4,654.4		4,205.7	3,085.0		2,706.0
Odyssey Group	641.6		443.2	—	—	13,489.0		12,077.8	8,710.8		7,887.7
Crum & Forster	265.4		260.6	0.5	—	6,803.3		6,217.4	4,995.4		4,617.9
Zenith National	133.2		149.3	—	—	2,504.8		2,543.0	1,527.7		1,612.8
Brit	270.0		266.9	45.9	—	8,106.8		7,543.4	6,329.2		5,947.6
Allied World	373.3		310.0	—	—	15,596.0		14,530.7	11,499.3		10,911.7
Fairfax Asia	92.1		91.6	—	(0.3)	2,231.5		1,813.4	805.1		692.4
Other	114.8		115.9	3.9	3.7	4,520.1		4,353.4	3,442.5		3,285.9
Operating companies	2,085.8		1,774.4	50.3	3.4	57,905.9		53,284.8	40,395.0		37,662.0
Run-off	142.0	(1)	273.4	3.8	—	6,372.6	(2)	5,529.1	4,530.2	(2)	3,934.3
Non-insurance companies	1,663.0		2,523.3	262.1	133.0	9,210.5		9,424.7	5,181.9		3,361.2
Corporate and Other and eliminations and adjustments	929.2		291.9	—	—	(2,980.5)		(3,866.5)	2,494.2		2,049.4
Consolidated	4,820.0		4,863.0	316.2	136.4	70,508.5		64,372.1	52,601.3		47,006.9

(1)
Excludes European Run-off's investments in associates and joint ventures with a carrying value of $368.8 and a fair value of $430.5 that were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and principally comprised of investments in Gulf Insurance, Seaspan, APR Energy and Resolute.

(2)
Includes European Run-off's assets and liabilities that were included in assets held for sale and liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019. See note 23.

Product Line
Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Net premiums earned - Insurance and Reinsurance
Northbridge	538.0	490.3	581.4	523.2	120.9	105.7	1,240.3	1,119.2
Odyssey Group	1,598.8	1,398.3	1,288.2	1,099.2	292.2	257.9	3,179.2	2,755.4
Crum & Forster	293.8	253.9	1,771.6	1,623.6	128.4	83.4	2,193.8	1,960.9
Zenith National	39.1	35.5	695.9	768.8	—	—	735.0	804.3
Brit	494.3	490.7	844.3	618.5	303.3	370.5	1,641.9	1,479.7
Allied World	832.1	794.5	1,394.1	1,362.4	109.2	129.9	2,335.4	2,286.8
Fairfax Asia	74.7	75.7	113.7	93.0	26.8	20.8	215.2	189.5
Other	601.2	564.9	305.8	308.5	139.8	192.2	1,046.8	1,065.6
Operating companies	4,472.0	4,103.8	6,995.0	6,397.2	1,120.6	1,160.4	12,587.6	11,661.4
Run-off	103.8	—	379.2	389.1	159.1	15.5	642.1	404.6
Consolidated net premiums earned	4,575.8	4,103.8	7,374.2	6,786.3	1,279.7	1,175.9	13,229.7	12,066.0
Interest and dividends							880.2	783.5
Share of profit of associates							169.6	221.1
Net gains on investments							1,716.2	252.9
Other revenue (Non-insurance companies)							5,537.1	4,434.2
Consolidated income							21,532.8	17,757.7

Allocation of net premiums earned	34.6%	34.0%	55.7%	56.3%	9.7%	9.7%	100.0%	100.0%
Geographic Region
Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Net premiums earned - Insurance and Reinsurance
Northbridge	1,223.8	1,108.2	16.5	11.0	—	—	—	—	1,240.3	1,119.2
Odyssey Group	80.8	70.2	2,126.5	1,858.0	377.1	319.8	594.8	507.4	3,179.2	2,755.4
Crum & Forster	—	—	2,191.7	1,958.0	—	—	2.1	2.9	2,193.8	1,960.9
Zenith National	—	—	735.0	804.3	—	—	—	—	735.0	804.3
Brit	107.0	95.3	1,119.5	1,073.7	48.9	57.9	366.5	252.8	1,641.9	1,479.7
Allied World	34.7	28.2	1,710.2	1,671.9	239.7	254.9	350.8	331.8	2,335.4	2,286.8
Fairfax Asia	—	—	—	—	215.2	189.5	—	—	215.2	189.5
Other	—	5.0	31.1	83.6	111.1	94.9	904.6	882.1	1,046.8	1,065.6
Operating companies	1,446.3	1,306.9	7,930.5	7,460.5	992.0	917.0	2,218.8	1,977.0	12,587.6	11,661.4
Run-off	5.8	—	29.8	6.3	0.5	—	606.0	398.3	642.1	404.6
Consolidated net premiums earned	1,452.1	1,306.9	7,960.3	7,466.8	992.5	917.0	2,824.8	2,375.3	13,229.7	12,066.0
Interest and dividends									880.2	783.5
Share of profit of associates									169.6	221.1
Net gains on investments									1,716.2	252.9
Other revenue (Non-insurance companies)									5,537.1	4,434.2
Consolidated income									21,532.8	17,757.7

Allocation of net premiums earned	11.0%	10.8%	60.1%	61.9%	7.5%	7.6%	21.4%	19.7%	100.0%	100.0%

(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Revenue	2,120.6	2,013.4	410.7	430.3	1,087.4	1,202.4	1,918.4	788.1	5,537.1	4,434.2
Expenses	(2,049.5)	(1,890.7)	(401.8)	(403.3)	(1,081.3)	(1,184.1)	(1,909.0)	(698.0)	(5,441.6)	(4,176.1)
Pre-tax income before interest expense and other(3)	71.1	122.7	8.9	27.0	6.1	18.3	9.4	90.1	95.5	258.1

(1)	These results differ from those published by Fairfax India due to Fairfax India's application of investment entity accounting under IFRS.

(2)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.

(3)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.